BONDS PAYABLE AND ACCRUED INTEREST (Narrative) (Details) - CNY (¥)	6 Months Ended
	Jun. 30, 2017	Dec. 31, 2016	Jan. 29, 2013
Bonds Payable And Accrued Interest [Line Items]
Debt, face amount		¥ 800,000,000
Short Term Bonds [Member]
Bonds Payable And Accrued Interest [Line Items]
Debt, face amount			¥ 800,000,000
Stated interest rate			8.99%
Debt maturity date	Jan. 28, 2019